SCHEDULE OF OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Current prepayments and other current assets		$ 142	$ 3,157	[1]
Tax authorities		257	358
Proof of concept receivables		148	86
Other		87	72
Total	$ 373	$ 634	$ 3,673

[1]	Includes $3,123 for December 31, 2022, which related to the anticipated SPAC transaction costs (refer to Note 1.B).